LAND USE RIGHT	12 Months Ended
Dec. 31, 2017
LAND USE RIGHT [Abstract]
LAND USE RIGHT
9.	LAND USE RIGHT

	December 31
	2016	2017
	RMB’000	RMB’000	US$’000
Land use right	-	34,057	5,234
Less: accumulated amortization	-	(1,155)	(177)
	-	32,902	5,057

In 2013, the Company paid RMB51,678,000 to acquire a land use right of approximately 39,000 square meters of land in Beijing Shunyi District, on which the Company developed a cloud infrastructure. According to the land use right contract, the Company has a 50-year use right over the land, which is used as the basis for amortization.

In December 2015, the land use right was reclassified and included in assets held for sale therefore no amortization was recognized since then. In December 2017, land use right, excluding land use right held by Beijing Shuo Ge and Beijing Zhao Du, was transferred out from the assets held for sale and re-designated as assets held for use (Note 10). The Company re-measured the amortization expense that would have been recognized had the land use right been continuously classified as held and used. Amortization expense for land use right for the years ended December 31, 2015, 2016 and 2017 was RMB1,044,000, nil and RMB1,155,000 (US$177,000), respectively.